Quarterly portfolio holdings
John Hancock
Financial Opportunities Fund
Closed-end sector
March 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 3-31-26 (unaudited)
	Shares	Value
Common stocks 109.4% (92.7% of Total investments)		$772,219,829
(Cost $447,910,753)
Financials 108.3%		765,015,834
Banks 99.0%
1st Source Corp.	118,620	8,209,690
ACNB Corp.	71,324	3,414,280
Alpine Banks of Colorado, Class B	173,462	8,291,484
American Business Bank (A)(B)	83,455	5,921,132
American Riviera Bancorp (C)	228,717	5,397,721
Ameris Bancorp	146,987	11,463,516
Avidbank Holdings, Inc. (C)	257,070	7,326,495
Bank of Marin Bancorp	214,375	5,494,431
Bank7 Corp.	116,363	4,640,556
Banner Corp.	53,428	3,242,011
Bar Harbor Bankshares	169,840	5,511,308
BayCom Corp.	150,123	4,462,406
Business First Bancshares, Inc.	182,458	4,933,664
C&F Financial Corp.	37,912	2,765,301
California BanCorp	455,317	8,068,217
Camden National Corp.	90,567	4,297,404
CB Financial Services, Inc.	57,155	1,953,558
Central Pacific Financial Corp.	144,201	4,608,664
Chemung Financial Corp.	72,763	3,916,105
ChoiceOne Financial Services, Inc.	98,216	2,761,834
Citizens Community Bancorp, Inc.	169,116	3,348,497
Citizens Financial Group, Inc.	198,519	11,905,184
Civista Bancshares, Inc.	250,733	5,714,205
CNB Financial Corp.	80,835	2,340,982
Coastal Carolina Bancshares, Inc. (C)	30,000	417,000
Coastal Carolina Bancshares, Inc. (C)(D)	260,000	3,433,300
Coastal Financial Corp. (C)	114,431	8,708,199
Colony Bankcorp, Inc.	97,517	1,947,414
Columbia Banking System, Inc. (A)(B)	318,953	8,748,881
Community Bancorp, Inc. (A)(B)	61,707	1,919,088
Community Heritage Financial, Inc.	141,197	4,377,107
Community West Bancshares	126,760	2,953,508
ConnectOne Bancorp, Inc.	85,763	2,295,876
Cullen/Frost Bankers, Inc. (A)(B)	84,232	11,546,523
CVB Financial Corp. (A)(B)	222,784	4,319,782
Dime Community Bancshares, Inc. (A)(B)	219,054	7,408,406
Eagle Bancorp Montana, Inc.	155,751	3,205,356
East West Bancorp, Inc.	56,285	6,008,987
Eastern Bankshares, Inc.	410,229	8,024,079
Equity Bancshares, Inc., Class A (A)(B)	169,613	7,532,513
Farmers & Merchants Bancorp, Inc.	114,822	2,947,481
Farmers National Banc Corp.	196,145	2,581,268
FFB Bancorp (C)	82,186	7,039,231
Fifth Third Bancorp (B)	227,855	10,586,143
First Business Financial Services, Inc.	91,858	4,953,902
First Citizens BancShares, Inc., Class A	2,688	5,065,966
First Commonwealth Financial Corp.	249,243	4,381,692
First Community Corp.	132,912	3,885,018
First Financial Bancorp (A)(B)	311,817	8,693,458
First Horizon Corp.	325,059	7,398,343
First Merchants Corp.	150,025	5,810,468
First Mid Bancshares, Inc.	76,166	3,137,278
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Reliance Bancshares, Inc. (C)(E)	426,454	$5,927,711
Flushing Financial Corp.	224,972	3,455,570
German American Bancorp, Inc. (A)(B)	124,124	5,187,142
Glacier Bancorp, Inc. (A)(B)	165,000	7,370,550
Great Southern Bancorp, Inc.	40,257	2,541,424
Hancock Whitney Corp. (A)(B)	182,751	11,621,136
HBT Financial, Inc.	209,443	5,596,317
Heritage Commerce Corp.	513,678	6,410,701
Heritage Financial Corp.	90,346	2,348,996
Horizon Bancorp, Inc. (A)(B)	505,196	8,371,098
Huntington Bancshares, Inc. (A)(B)	655,503	10,258,622
InBankshares Corp. (C)	207,676	2,409,042
Independent Bank Corp. (Massachusetts)	130,022	9,778,955
Independent Bank Corp. (Michigan)	163,971	5,460,234
KeyCorp	434,830	8,718,342
Landmark Bancorp, Inc.	138,666	3,438,917
Leader Bancorp, Inc. (C)(D)(F)	58,823	7,314,640
Ledyard Financial Group, Inc.	155,104	2,641,421
Live Oak Bancshares, Inc. (A)(B)	110,051	3,639,387
M&T Bank Corp.	57,035	11,790,275
Metrocity Bankshares, Inc.	80,596	2,310,687
Mid Penn Bancorp, Inc.	104,181	3,350,461
NBT Bancorp, Inc.	167,805	7,145,137
Nicolet Bankshares, Inc.	77,030	11,448,199
Northrim BanCorp, Inc.	369,612	8,456,723
Norwood Financial Corp.	78,289	2,303,262
Ohio Valley Banc Corp.	70,250	3,081,165
Old National Bancorp (A)(B)	708,861	15,665,823
Old Second Bancorp, Inc.	355,988	7,176,718
OP Bancorp	182,412	2,426,080
Orange County Bancorp, Inc.	123,187	3,939,520
Orrstown Financial Services, Inc.	87,425	3,154,294
Pinnacle Financial Partners, Inc. (A)(B)	176,918	15,239,717
Plumas Bancorp	102,634	5,010,592
Popular, Inc.	95,336	12,791,231
Private Bancorp of America, Inc. (C)	129,456	8,801,713
Provident Financial Holdings, Inc.	108,800	1,753,856
QCR Holdings, Inc.	74,384	6,356,113
QNB Corp.	90,091	3,601,838
Red River Bancshares, Inc.	55,219	4,994,006
Regions Financial Corp.	410,978	10,734,745
Renasant Corp.	310,405	11,214,933
River City Bank	148,780	6,211,565
Riverview Bancorp, Inc.	417,954	2,298,747
SB Financial Group, Inc.	257,156	5,400,276
Shore Bancshares, Inc.	406,028	7,584,603
Sierra Bancorp	155,938	5,289,417
South Atlantic Bancshares, Inc.	289,568	6,515,280
Southern Missouri Bancorp, Inc.	104,786	6,700,017
SouthState Bank Corp.	83,765	7,749,938
SpareBank 1 Nord Norge	240,836	3,882,183
SpareBank 1 Sor-Norge ASA	235,524	5,146,370
Stock Yards Bancorp, Inc. (A)(B)	79,829	5,291,864
The First Bancorp, Inc.	226,174	6,339,657
Timberland Bancorp, Inc.	113,266	4,466,078
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Banks (continued)
TriCo Bancshares	181,956	$8,650,188
U.S. Bancorp (A)(B)	206,343	10,731,899
United BanCorp of Alabama, Inc., Class A	168,566	8,369,302
Virginia National Bankshares Corp.	86,679	3,311,138
Walden Mutual (C)(D)(F)	100,000	651,000
Washington Trust Bancorp, Inc.	133,936	4,481,499
White River Bancshares Company (E)	134,640	7,135,920
WSFS Financial Corp.	181,019	11,849,504
WTB Financial Corp., Class B	14,981	5,677,799
Zions Bancorp NA (A)(B)	198,195	11,419,996
Capital markets 5.5%
Ares Management Corp., Class A (B)	44,987	4,908,082
GCM Grosvenor, Inc., Class A	263,497	2,582,271
KKR & Company, Inc. (B)	65,878	6,093,715
Marex Group PLC (A)(B)	145,046	6,466,151
Onex Corp.	96,758	7,061,226
Sixth Street Specialty Lending, Inc. (A)(B)	243,843	4,481,834
The Carlyle Group, Inc.	146,317	7,080,280
Financial services 1.6%
Eurazeo SE	121,492	5,753,271
Fiserv, Inc. (C)	95,210	5,312,718
Insurance 1.8%
American Integrity Insurance Group, Inc.	220,779	4,256,619
Assured Guaranty, Ltd. (A)(B)	71,190	5,800,561
Ethos Technologies, Inc., Class A (C)	229,367	2,562,029
Mortgage real estate investment trusts 0.4%
Blackstone Mortgage Trust, Inc., Class A	154,080	2,950,632
Real estate 1.1%		7,203,995
Health care REITs 0.7%
Healthpeak Properties, Inc.	98,333	1,615,611
Sila Realty Trust, Inc.	121,300	2,872,384
Specialized REITs 0.4%

Millrose Properties, Inc., Class A	97,000	2,716,000

Preferred securities 5.4% (4.6% of Total investments)		$38,316,902
(Cost $36,137,077)
Financials 5.2%		36,800,402
Banks 4.9%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	90,000	2,237,400
CNB Financial Corp., 7.125%	75,200	1,861,200
Dime Community Bancshares, Inc., 9.000% (9.000% to 7-15-29, then Overnight SOFR + 4.951%) (A)(B)	80,000	2,070,400
First Busey Corp., 8.250%	200,000	5,058,000
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (F)(G)	4,000	3,728,200
First Merchants Corp., 7.500%	48,900	1,241,571
Investar Holding Corp., 6.500% (F)(G)	5,000	6,047,900
Live Oak Bancshares, Inc., 8.375%	120,000	3,000,000
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	77,222	1,974,567
WaFd, Inc., 4.875% (A)(B)	210,875	3,399,305
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (B)	166,700	4,295,859
Mortgage real estate investment trusts 0.3%
Redwood Trust, Inc., 9.125% (A)(B)	80,000	1,886,000
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate 0.2%		$1,516,500
Diversified REITs 0.2%
CTO Realty Growth, Inc., 6.375%	75,000	1,516,500

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 3.1% (2.7% of Total investments)				$22,160,962
(Cost $21,636,458)
Financials 2.8%				20,042,317
Banks 2.8%
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35	5,000,000	5,187,500
Flagstar Bank NA (3 month CME Term SOFR + 3.042%) (H)	6.707	11-06-28	3,385,000	3,290,649
Hometown Financial Group, Inc. (G)	8.750	03-15-27	3,500,000	3,561,535
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%) (A)(B)	7.250	04-01-35	3,000,000	3,124,502
QNB Corp. (8.875% to 9-1-29, then 3 month CME Term SOFR + 5.450%) (G)	8.875	09-01-34	2,250,000	2,356,256
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,521,875
Real estate 0.3%				2,118,645
Residential REITs 0.3%

BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (G)(I)	9.500	03-30-30	2,116,000	2,118,645

Certificate of deposit 0.0% (0.0% of Total investments)				$89,612
(Cost $89,612)
Country Bank for Savings	4.000	08-28-26	2,196	2,196
East Boston Savings Bank	2.960	11-01-27	2,061	2,061
Eastern Savings Bank	0.200	04-23-27	1,978	1,978
First Bank Richmond NA	3.300	12-05-28	24,860	24,860
First Federal Savings Bank	3.280	01-08-27	3,231	3,231
First National Bank	0.400	06-17-26	1,379	1,379
First Savings Bank of Perkasie	3.300	04-07-27	5,280	5,280
Home National Bank	1.000	11-06-26	23,411	23,411
Hudson United Bank	3.250	04-23-27	2,495	2,495
Machias Savings Bank	2.960	05-29-26	2,065	2,065
Midstates Bank NA	0.520	06-03-26	2,088	2,088
Milford Bank Short Term	0.100	06-11-27	1,947	1,947
Milford Federal Savings and Loan Bank	3.200	04-29-26	2,202	2,202
Mt. McKinley Bank	0.500	12-02-26	1,770	1,770
MutualOne Bank	1.300	09-10-27	4,423	4,423
Newburyport Five Cents Savings Bank	3.440	10-19-26	2,196	2,196
Newtown Savings Bank	3.200	06-03-26	2,086	2,086
Salem Five Bancorp	2.730	12-18-26	1,814	1,814
Sunshine Federal Savings and Loan Association	3.250	05-12-27	2,130	2,130

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$88,592
(Cost $88,581)
Short-term funds 0.0%			88,592
John Hancock Collateral Trust (J)	3.6657(K)	8,858	88,592

Total investments (Cost $505,862,481) 117.9%	$832,875,897
Other assets and liabilities, net (17.9%)	(126,528,863)
Total net assets 100.0%	$706,347,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 3-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $116,972,027.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-26 was $143,621,069.
(C)	Non-income producing security.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 3-31-26.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD Compounded SOFR(a)	Semi-Annual	Quarterly	May 2028	—	$(33,019)	$(33,019)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD Compounded SOFR(a)	Semi-Annual	Quarterly	Mar 2030	$(2,582)	1,478,628	1,476,046
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD Compounded SOFR(a)	Semi-Annual	Quarterly	Mar 2030	(4,126)	2,539,979	2,535,853
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD Compounded SOFR(a)	Semi-Annual	Quarterly	Mar 2030	(4,056)	2,593,903	2,589,847
								$(10,764)	$6,579,491	$6,568,727

(a)	At 3-31-26, the overnight SOFR was 3.680%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$699,706,445	$679,278,952	$12,461,853	$7,965,640
Capital markets	38,673,559	38,673,559	—	—
Financial services	11,065,989	5,312,718	5,753,271	—
Insurance	12,619,209	12,619,209	—	—
Mortgage real estate investment trusts	2,950,632	2,950,632	—	—
Real estate
Health care REITs	4,487,995	4,487,995	—	—
Specialized REITs	2,716,000	2,716,000	—	—
Preferred securities
Financials
Banks	34,914,402	25,138,302	—	9,776,100
Mortgage real estate investment trusts	1,886,000	1,886,000	—	—
Real estate
Diversified REITs	1,516,500	1,516,500	—	—
Corporate bonds	22,160,962	—	22,160,962	—
Certificate of deposit	89,612	—	89,612	—
Short-term investments	88,592	88,592	—	—
Total investments in securities	$832,875,897	$774,668,459	$40,465,698	$17,741,740
8	|

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Derivatives:
Assets
Swap contracts	$6,601,746	—	$6,601,746	—
Liabilities
Swap contracts	(33,019)	—	(33,019)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
	Common stocks	Preferred securities	Total
Balance as of 12-31-25	$607,000	$9,987,260	$10,594,260
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	358,703	(211,160)	147,543
Purchases	6,999,937	—	6,999,937
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3-31-26	$7,965,640	$9,776,100	$17,741,740
Change in unrealized appreciation (depreciation) at period end[1]	$358,703	$(211,160)	$147,543

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Common Stocks	$7,965,640	Market Comparable	Price/Book Value multiple Discount	1.09x - 1.22x 10.00% - 14.00%	1.10x 10.33%

Preferred Securities	$3,728,200	Market Comparable	Benchmark Yield to Call Implied OAS spread	10.33% 6.54%	10.33% 6.54%
	$6,047,900	Discounted cash flow	Discount	15.77%	15.77%
	$9,776,100

Total	$17,741,740

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Yield to Call	Decrease	Increase
Discount	Decrease	Increase
Implied OAS spread	Decrease	Increase
Price/Book Value multiple	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,858	$6,513,879	$26,912,448	$(33,335,012)	$(2,744)	$21	$54,407	—	$88,592
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Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Coastal Carolina Bancshares, Inc.	2-18-25	$3,250,000	260,000	—	—	260,000	0.5%	$3,433,300
Leader Bancorp, Inc.	3-20-26	6,999,937	—	58,823	—	58,823	1.0%	7,314,640
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.1%	651,000
								$11,398,940
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended March 31, 2026, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$5,228,326	—	—	—	$699,385	—	—	$5,927,711
White River Bancshares Company	134,640	6,663,334	—	—	—	472,586	—	—	7,135,920
					—	$1,171,971	—	—	$13,063,631
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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